Additional Information - Condensed Financial Information of the Parent Company - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	¥ (92,255)	$ (14,476)	¥ (88,854)	¥ (161,806)
Cash flows from investing activities:
Net cash (used in)/generated from investing activities	47,856	7,509	37,698	(187,548)
Cash flows from financing activities:
Cash payments for repurchase of shares				13,749
Net cash (used in)/generated from financing activities	7,000	1,098	(63)	(37,245)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(5,048)	(792)	(4,485)	3,490
Net (decrease)/ increase in cash and cash equivalents	(42,447)	(6,661)	(55,704)	(383,109)
Cash and cash equivalents at the beginning of year	139,745	21,929	195,449	578,558
Cash and cash equivalents at the end of year	97,298	15,268	139,745	195,449
Parent Company [Member] | Reportable Legal Entities Member
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net cash used in operating activities	(10,358)	(1,625)	(13,622)	(3,086)
Cash flows from investing activities:
Cash paid for investments in VIE and VIE's subsidiaries	(38,387)	(6,024)	(66,027)	(151,006)
Cash payment of time deposits			(141,016)	(69,762)
Cash payment of bridge loan				(99,148)
Cash received from maturity of time deposits	45,674	7,167	166,192
Net cash (used in)/generated from investing activities	7,287	1,143	(40,851)	(319,916)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees				(26,228)
Cash payments for repurchase of shares				(13,749)
Cash received from acquisition			1,330
Cash received from the depositary bank				2,732
Net cash (used in)/generated from financing activities			1,330	(37,245)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,619)	(254)	(2,358)	3,313
Net (decrease)/ increase in cash and cash equivalents	(4,690)	(736)	(55,501)	(356,934)
Cash and cash equivalents at the beginning of year	46,501	7,297	102,002	458,936
Cash and cash equivalents at the end of year	¥ 41,811	$ 6,561	¥ 46,501	¥ 102,002